Operating Segments - Segment Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Segment reporting
Total assets	$ 9,235,521	$ 8,966,483
Total Segments
Segment reporting
Total assets	80,796	50,642
Total Segments | Specialized BioTherapeutics
Segment reporting
Total assets	77,872	48,604
Total Segments | Public Health Solutions
Segment reporting
Total assets	2,924	2,038
Corporate
Segment reporting
Total assets	$ 9,154,725	$ 8,915,841